Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	41,963	$1,165,880
Lottery Corp. Ltd. (The)	142,190	469,169
Wesfarmers Ltd.	73,254	2,848,769
		4,483,818
Brazil — 0.1%
Lojas Renner SA	62,312	223,590

Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,407	361,823
Dollarama Inc.	18,205	1,311,947
Gildan Activewear Inc.	11,116	367,611
Magna International Inc.	17,146	1,013,064
Restaurant Brands International Inc.	20,197	1,578,050
		4,632,495
Chile — 0.0%
Falabella SA(a)	49,305	123,133
China — 5.4%
Alibaba Group Holding Ltd.	961,500	9,261,682
ANTA Sports Products Ltd.	77,200	750,330
BYD Co. Ltd., Class H	60,500	1,668,870
JD.com Inc.	158,850	2,294,283
Li Auto Inc.(a)	75,700	1,418,324
Meituan, Class B(a)(b)	280,500	2,944,907
Trip.com Group Ltd.(a)	35,650	1,279,769
		19,618,165
Denmark — 0.3%
GN Store Nord A/S(a)	9,861	250,927
Pandora A/S	5,361	741,185
		992,112
France — 6.5%
Accor SA	12,117	463,791
Cie. Generale des Etablissements Michelin SCA	46,234	1,661,027
Hermes International	2,187	4,648,500
Kering SA	4,474	1,981,527
LVMH Moet Hennessy Louis Vuitton SE	16,881	13,716,435
Renault SA	12,366	505,769
Sodexo SA	5,245	577,413
Valeo	13,526	209,053
		23,763,515
Germany — 2.7%
adidas AG	10,744	2,183,253
Bayerische Motoren Werke AG	18,817	2,093,799
Continental AG	6,901	586,112
Delivery Hero SE(a)(b)	13,034	358,734
Mercedes-Benz Group AG	51,878	3,579,468
Puma SE	6,596	366,932
Volkswagen AG	1,905	249,279
Zalando SE(a)(b)	14,309	338,758
		9,756,335
Ireland — 0.6%
Flutter Entertainment PLC, Class DI(a)	11,459	2,022,415

Italy — 1.9%
Ferrari NV	8,136	2,746,767
Moncler SpA	13,321	820,165
Stellantis NV	143,006	3,350,722
		6,917,654
Japan — 12.7%
Aisin Corp.	11,700	407,876

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings Inc.	43,500	$869,923
Bridgestone Corp.	37,800	1,561,191
Denso Corp.	140,700	2,112,236
Fast Retailing Co. Ltd.	13,000	3,214,624
Honda Motor Co. Ltd.	322,829	3,330,050
Isuzu Motors Ltd.	39,600	507,659
Nissan Motor Co. Ltd.	154,300	603,301
Nitori Holdings Co. Ltd.	5,500	738,521
Oriental Land Co. Ltd.	75,100	2,791,339
Pan Pacific International Holdings Corp.	34,700	826,015
Panasonic Holdings Corp.	159,000	1,565,764
Rakuten Group Inc.(a)	94,400	420,865
Sekisui House Ltd.	42,600	944,281
Shimano Inc.	5,300	816,434
Sony Group Corp.	81,600	7,722,040
Subaru Corp.	40,188	733,005
Sumitomo Electric Industries Ltd.	51,900	658,537
Suzuki Motor Corp.	31,900	1,359,468
Toyota Motor Corp.	802,600	14,706,609
Yamaha Motor Co. Ltd.	68,439	608,995
		46,498,733
Netherlands — 0.8%
Prosus NV	98,411	2,931,673

South Korea — 0.7%
Hyundai Motor Co.	8,924	1,403,789
Kia Corp.	16,339	1,263,548
		2,667,337
Spain — 1.4%
Amadeus IT Group SA	29,213	2,098,122
Industria de Diseno Textil SA	72,497	3,163,338
		5,261,460
Sweden — 0.6%
Evolution AB(b)	12,394	1,476,254
H & M Hennes & Mauritz AB, Class B	40,330	707,390
		2,183,644
Switzerland — 1.5%
Cie. Financiere Richemont SA, Class A, Registered	33,779	4,665,693
Swatch Group AG (The), Bearer	1,901	517,243
Swatch Group AG (The), Registered	3,435	180,094
		5,363,030
United Kingdom — 2.5%
Barratt Developments PLC	62,066	444,610
Berkeley Group Holdings PLC	7,544	450,385
Burberry Group PLC	23,486	423,616
Compass Group PLC	115,352	3,156,414
Entain PLC	41,743	526,424
InterContinental Hotels Group PLC	11,112	1,002,034
Kingfisher PLC	120,178	372,357
Next PLC	8,205	848,190
Pearson PLC	45,666	560,912
Persimmon PLC	20,962	370,528
Taylor Wimpey PLC	234,298	438,586
Whitbread PLC	12,532	583,456
		9,177,512
United States — 58.8%
Airbnb Inc.(a)	28,142	3,831,252
Amazon.com Inc.(a)	242,704	36,876,446
Aptiv PLC(a)	18,341	1,645,554
AutoZone Inc.(a)	1,140	2,947,595
Bath & Body Works Inc.	14,676	633,416

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Best Buy Co. Inc.	12,499	$978,422
Booking Holdings Inc.(a)	2,259	8,013,170
BorgWarner Inc.	15,364	550,799
Caesars Entertainment Inc.(a)	14,067	659,461
CarMax Inc.(a)	10,337	793,261
Carnival Corp.(a)	64,910	1,203,431
Chipotle Mexican Grill Inc., Class A(a)	1,776	4,061,641
Darden Restaurants Inc.	7,802	1,281,869
Domino’s Pizza Inc.	2,253	928,754
DR Horton Inc.	19,480	2,960,570
eBay Inc.	33,717	1,470,736
Etsy Inc.(a)	7,720	625,706
Expedia Group Inc.(a)	8,662	1,314,805
Ford Motor Co.	253,999	3,096,248
Garmin Ltd.	9,888	1,271,004
General Motors Co.	88,650	3,184,308
Genuine Parts Co.	9,075	1,256,887
Hasbro Inc.	8,528	435,440
Hilton Worldwide Holdings Inc.	16,578	3,018,688
Home Depot Inc. (The)	48,425	16,781,684
Las Vegas Sands Corp.	23,952	1,178,678
Lennar Corp., Class A	16,152	2,407,294
LKQ Corp.	17,219	822,896
Lowe’s Companies Inc.	37,358	8,314,023
Lululemon Athletica Inc.(a)	7,454	3,811,156
Marriott International Inc., Class A	15,961	3,599,365
McDonald’s Corp.	46,902	13,906,912
MGM Resorts International	17,753	793,204
Mohawk Industries Inc.(a)	3,420	353,970
Nike Inc., Class B	79,234	8,602,435
Norwegian Cruise Line Holdings Ltd.(a)	27,206	545,208
NVR Inc.(a)	204	1,428,092
O’Reilly Automotive Inc.(a)	3,827	3,635,956
Pool Corp.	2,512	1,001,560
PulteGroup Inc.	14,006	1,445,699
Ralph Lauren Corp., Class A	2,523	363,817
Ross Stores Inc.	21,891	3,029,495
Royal Caribbean Cruises Ltd.(a)	15,256	1,975,499
Starbucks Corp.	73,964	7,101,284
Tapestry Inc.	14,828	545,819
Tesla Inc.(a)	146,533	36,410,520
TJX Companies Inc. (The)	74,059	6,947,475
Tractor Supply Co.	6,974	1,499,619
Ulta Beauty Inc.(a)	3,191	1,563,558
Security	Shares	Value

United States (continued)
VF Corp.	21,102	$396,718
Whirlpool Corp.	3,497	425,830
Wynn Resorts Ltd.	6,165	561,693
Yum! Brands Inc.	18,189	2,376,575
		214,865,497
Total Common Stocks — 99.0%
(Cost: $367,757,883)		361,482,118

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,744	372,539
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	5,918	521,240
Porsche Automobil Holding SE, Preference Shares, NVS	9,789	500,235
Volkswagen AG, Preference Shares, NVS	11,877	1,463,914
		2,857,928
South Korea — 0.0%
Hyundai Motor Co., Series 2, Preference Shares, NVS	2,289	202,674

Total Preferred Stocks — 0.8%
(Cost: $4,214,447)		3,060,602

Total Long-Term Investments — 99.8%
(Cost: $371,972,330)		364,542,720

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	240,000	240,000

Total Short-Term Securities — 0.1%
(Cost: $240,000)		240,000

Total Investments — 99.9%
(Cost: $372,212,330)		364,782,720

Other Assets Less Liabilities — 0.1%		486,945

Net Assets — 100.0%		$365,269,665

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,455,589	$—	$(1,458,181	)(b)	$2,772	$(180)	$—	—	$12,882	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	—	(20,000	)(b)	—	—	240,000	240,000	13,919		—
					$2,772	$(180)	$240,000		$26,801		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Discretionary Index	2	03/15/24	$365	$12,716
Euro STOXX 50 Index	5	03/15/24	251	(684)

				$12,032

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$222,429,665	$139,052,453	$—	$361,482,118
Preferred Stocks	—	3,060,602	—	3,060,602

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$240,000	$—	$—	$240,000
	$222,669,665	$142,113,055	$—	$364,782,720
Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,716	$—	$—	$12,716
Liabilities
Equity Contracts	—	(684)	—	(684)
	$12,716	$(684)	$—	12,032

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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